Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2014 VIEs [Member] CNY	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2014 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member]
Cash and cash equivalents (including cash and cash equivalents of VIEs of RMB52,345,013 and RMB49,749,804 as of December 31, 2013 and 2014, respectively)	49,749,804	52,345,013
Time deposits (including time deposits of VIEs of nil and nil as of December 31, 2013 and 2014, respectively)
Short-term investment (including short-term investment of VIEs of RMB1,500,000 and RMB20,000,000 as of December 31, 2013 and 2014, respectively)	20,000,000	1,500,000
Accounts receivable, net (including accounts receivable, net of VIEs of RMB68,544,138 and RMB65,394,402 as of December 31, 2013 and 2014, respectively)	65,394,402	68,544,138
Amount due from a related party (including amount due from a related party of VIEs of nil and RMB6,366,986 as of December 31, 2013 and 2014, respectively)	6,366,986
Prepaid expenses and other current assets (including prepaid expenses and other current assets of VIEs of RMB11,747,964 and RMB13,029,323 as of December 31, 2013 and 2014, respectively)	13,029,323	11,747,964
Deferred income tax assets (including deferred income tax assets of VIEs of RMB11,902,908 and RMB9,365,253 as of December 31, 2013 and 2014, respectively)	9,365,253	11,902,908
Property and equipment, net (including property and equipment, net of VIEs of RMB8,902,848 and RMB15,436,416 as of December 31, 2013 and 2014, respectively)	15,436,416	8,902,848
Intangible assets, net (including intangible assets, net of VIEs of RMB2,070,778 and RMB15,779,468 as of December 31, 2013 and 2014, respectively)	15,779,468	2,070,778
Goodwill (including goodwill of VIEs of nil and nil as of December 31, 2013 and 2014, respectively)
Equity method investments (including equity method investments of VIEs of nil and RMB17,991,306 as of December 31, 2013 and 2014, respectively)	17,991,306
Investment securities (including investment securities of VIEs of nil and RMB621,270 as of December 31, 2013 and 2014, respectively)	621,270
Deferred income tax assets (including deferred income tax assets of VIEs of nil and RMB1,959,905 as of December 31, 2013 and 2014, respectively)	1,959,905
Other non-current assets (including other non-current assets of VIEs of RMB4,354,820 and RMB6,314,243 as of December 31, 2013 and 2014, respectively)	6,314,243	4,354,820
Accounts payable (including accounts payable of VIEs of RMB9,291,942 and RMB8,241,139 as of December 31, 2013 and 2014, respectively)	8,241,139	9,291,942
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIEs of RMB44,224,588 and RMB60,283,606 as of December 31, 2013 and 2014, respectively)	60,283,606	44,224,588
Income tax payable (including income tax payable of VIEs of RMB7,860,663 and RMB13,410,026 as of December 31, 2013 and 2014, respectively)	13,410,026	7,860,663
Deferred income tax liabilities (including deferred income tax liabilities of VIEs of nil and RMB2,502,636 as of December 31, 2013 and 2014, respectively)	2,502,636
Non-current liabilities (including non-current liabilities of VIEs of nil and nil as of December 31, 2013 and 2014, respectively)
Ordinary shares, par value			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			850,000,000	850,000,000	150,000,000	150,000,000
Ordinary shares, shares issued			66,236,886	58,995,186	123,172,962	141,435,672
Ordinary shares, shares outstanding			66,236,886	58,995,186	123,172,962	141,435,672